Share Capital - Disclosure of continuity of stock option plan (Details)	12 Months Ended
	Apr. 30, 2023 Shares $ / shares	Apr. 30, 2022 Shares $ / shares
Disclosure of classes of share capital [abstract]
Options outstanding, beginning of the year | Shares	14,640,472	9,090,000
Weighted average exercise price, beginning of the year | $ / shares	$ 1.64	$ 1.07
Issued | Shares	2,720,000	6,974,000
Weighted average exercise price of share options issued | $ / shares	$ 1.63	$ 2.25
Cancelled | Shares	(658,153)	(152,500)
Weighted average exercise price of share options cancelled | $ / shares	$ (2.06)	$ (2.23)
Exercised | Shares	(775,347)	(1,271,028)
Weighted average exercise price of share options exercised | $ / shares	$ (0.41)	$ (0.41)
Options outstanding, end of the year | Shares	15,926,972	14,640,472
Weighted average exercise price, end of the year | $ / shares	$ 1.69	$ 1.64
Number of options exercisable, end of the year | Shares	13,692,722	10,486,542
Weighted average exercise price of share options exercisable , end of the year | $ / shares	$ 1.69	$ 1.46